Davidson Multi-Cap Equity Fund

Class A: DFMAX
Class I: DFMIX
(the “Fund”)

Supplement dated May 28, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated October 28, 2024

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Davidson Multi-Cap Equity Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Davidson Multi-Cap Equity Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.